TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of taxes on income [Abstract]
Schedule of Reconciliation of Weighted Average Tax Rate Applicable to Income
As described in Note 2, paragraph 1, the Company has not recognized any deferred tax assets in the financial statements, as it does not expect to generate taxable income in the foreseeable future. The reported tax on the Company’s income before taxes differs from the theoretical amount that would arise using the weighted average tax rate applicable to income of the consolidated entities as follows:

	Year ended December 31,
	2015		2016		2017
		USD in		USD in		USD in
		thousands		thousands		thousands
Loss before taxes	26.5%	(14,400)	25.0%	(15,841)	24.0%	(24,352)

Theoretical tax benefit		(3,816)		(3,960)		(5,962)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value		(342)		(52)		30
Share-based compensation		305		269		369
Other		14		15		21
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created		3,839		3,728		5,542
Taxes on income for the reported year		-		-		-